Operating segments - Financial information of geographical area (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Financial information of geographical area [Line Items]
Operating income	₩ 6,100,850	₩ 5,905,564	₩ 5,952,096
Non-current assets	10,448,056	10,182,041
Domestic
Financial information of geographical area [Line Items]
Operating income	5,088,487	5,064,891	5,404,278
Non-current assets	10,142,257	9,825,529
Overseas
Financial information of geographical area [Line Items]
Operating income	1,012,363	840,673	₩ 547,818
Non-current assets	₩ 305,799	₩ 356,512